JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

November 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”) listed on

Appendix A hereto

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the J.P. Morgan Access Funds listed on Appendix A and the Statement of Additional Information for the J.P. Morgan U.S. Equity Funds listed on Appendix A do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 402 (Amendment No. 403 under the Investment Company Act of 1940) filed electronically on October 30, 2015.

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary

November 4, 2015	JPMorgan Trust I

Appendix A

J.P. Morgan U.S. Equity Funds
JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Growth Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Equity Focus Fund
JPMorgan Growth & Income Fund
JPMorgan Hedged Equity Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Advantage Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Core Fund
JPMorgan U.S. Dynamic Plus Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund

J.P. Morgan Access Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund